Notes on the Consolidated Statements of Operations and Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2019
Consolidated Income Statement [Line Items]
Schedule of reconciliations of information on reportable segments to IFRS measures
Reconciliation of reportable segment profit or loss:

2019 in € thousands	North America	International	Total
Revenue	96,508	52,633	149,141
Direct marketing expenses	(58,292)	(27,292)	(85,584)
Contribution	38,216	25,341	63,557

Other cost of revenue
Data center expenses			(5,027)
Credit card fees			(4,211)
Mobile application processing fees			(8,480)
Gross profit			45,839
Other income			1,558
Other operating expenses
Sales and marketing expenses			(6,108)
Customer service expenses			(6,830)
Technical operations and development expenses			(19,433)
General and administrative expenses			(24,840)
Operating loss			(9,814)

Finance income			4,236
Finance costs			(13,186)
Net finance expenses			(8,950)

Loss before taxes			(18,764)
Income tax benefit			3,590
Net loss			(15,174)

Revenue realized over time	94,310	52,129	146,439
Revenue realized at a point in time	2,198	504	2,702

2018 in € thousands (1)	North America	International	Total
Revenue	48,105	55,333	103,438
Direct marketing expenses	(27,862)	(32,026)	(59,888)
Contribution	20,243	23,307	43,550

Other cost of revenue
Data center expenses			(3,311)
Credit card fees			(2,187)
Mobile application processing fees			(4,104)
Gross profit			33,948
Other income			240
Other operating expenses
Sales and marketing expenses			(4,938)
Customer service expenses			(4,626)
Technical operations and development expenses			(7,195)
General and administrative expenses			(19,540)
Operating loss			(2,111)

Finance income			478
Finance costs			(1,436)
Net finance expenses			(958)

Loss before taxes			(3,069)
Income tax expense			(811)
Net loss			(3,880)

Revenue realized over time	48,105	55,333	103,438

(1) Comparative figures for the year ended December 31, 2018 were restated for errors. For further information, see Note 8.4.

2017 in € thousands (1)	North America	International	Total
Revenue	23,919	59,610	83,529
Direct marketing expenses	(17,980)	(35,489)	(53,469)
Contribution	5,939	24,121	30,060

Other cost of revenue
Data center expenses			(1,964)
Credit card fees			(1,549)
Mobile application processing fees			(1,794)
Gross profit			24,753
Other income			54
Other operating expenses
Sales and marketing expenses			(5,540)
Customer service expenses			(3,971)
Technical operations and development expenses			(6,428)
General and administrative expenses			(16,091)
Operating loss			(7,223)

Finance income			239
Finance costs			(782)
Net finance expenses			(543)

Loss before taxes			(7,766)
Income tax benefit			720
Net loss			(7,046)

Revenue realized over time	23,919	59,610	83,529

(1) Comparative figures for the year ended December 31, 2017 were restated for errors. For further information, see Note 8.4.

Schedule of geographic information

Revenue in € thousands	2019	2018 (1)	2017 (1)
United States	85,495	41,639	17,360
France	12,470	17,109	17,784
United Kingdom	12,230	9,089	8,572
Germany	2,078	3,068	3,652
Other countries	36,868	32,533	36,161
	149,141	103,438	83,529

 (1) Comparative figures for the years ended December 31, 2018 and 2017 were restated for errors. For further information, see Note 8.4.

Non-current assets in € thousands	2019	2018	2017
United States	270,248	25,816	25,814
France	1,433	2,266	6,459
Germany	9,686	7,034	4,733
Other countries	148	185	212
	281,515	35,301	37,218

Disclosure of disaggregation of revenue from contracts with customers
For the years ended December 31, 2019, 2018 and 2017, revenue was as follows:

	Years Ended December 31,
(in € thousands)	2019	2018 (1)	2017 (1)
Subscription revenue	144,654	102,545	83,143
Virtual currency revenue	2,702	—	—
Advertising revenue	1,785	893	386
Total Revenue	149,141	103,438	83,529

(1) Comparative figures for the years ended December 31, 2018 and 2017 were restated for errors. For further information, see Note 8.4.

Schedule of cost of revenue
For the years ended December 31, 2019, 2018 and 2017, cost of revenue was as follows:

(in € thousands)	2019	2018	2017
Direct marketing expenses	85,584	59,888	53,469
Credit card fees	4,211	2,187	1,549
Data center expenses	5,027	3,311	1,964
Mobile application processing fees	8,480	4,104	1,794
Total cost of revenue	103,302	69,490	58,776

Schedule of net finance expenses
During the years ended December 31, 2019, 2018 and 2017, net finance expenses were as follows:

(in € thousands)	2019	2018	2017
Currency translation gains	4,061	257	213
Interest income and similar income	175	221	26
Interest expense	(6,748)	(426)	(516)
Currency translation losses	(6,208)	(645)	(266)
Other finance costs	(230)	(365)	—
Total net finance expenses	(8,950)	(958)	(543)

Schedule of employee benefits
The following table shows the different types of expenses recorded as employee benefits:

(in € thousands)	2019	2018	2017
Wages and salaries	19,405	12,451	11,367
Social security contribution	2,566	2,329	2,016
Equity-settled share-based payments	2,335	4,091	1,166
Termination benefits	1,266	283	430
Other employee benefits	1,592	786	447
Total employee benefits expenses	27,164	19,940	15,426

Schedule of employee benefits are allocated to costs and expenses
Employee benefits are allocated to costs and expenses as follows:

(in € thousands)	2019	2018	2017
Cost of revenue	254	465	520
Sales and marketing expenses	3,865	3,183	2,921
Customer service expenses	2,766	2,459	2,153
Technical operations and development expenses	12,341	6,386	5,712
General and administrative expenses	7,938	7,447	4,120
Total employee benefits	27,164	19,940	15,426

Schedule of movements in the number of options outstanding and their related weighted average exercise prices
The movements in the number of Spark options outstanding and their related weighted average exercise prices are as follows:

	2019		2018
	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options
Outstanding at January 1	$10.91	65,050	$16.88	163,270
Exercised during the year	$10.09	(42,400)	$10.10	(55,975)
Repurchased during the year	$14.50	(5,000)	$—	—
Expired during the year	$10.10	(250)	$35.07	(42,245)
Outstanding at December 31	$11.88	17,400	$10.91	65,050

	2017
	Weighted Average Exercise Price	Number of Options
Outstanding at November 3	$37.47	236,670
Expired during the year	$83.75	(72,900)
Forfeited during the year	$14.50	(500)
Outstanding at December 31	$16.88	163,270

Schedule of options outstanding at the end of the period
Options outstanding at the end of the period have the following expiry dates and exercise prices:

	2019		2018		2017
Expiry date	Exercise Price	Number of Options	Exercise Price	Number of Options	Exercise Price	Number of Options
March 2018	$—	—	$—	—	$20.87	1,750
July 2018	$—	—	$—	—	$10.10	24,735
November 2018	$—	—	$—	—	$10.00	12,000
November 2018	$—	—	$—	—	$53.70	20,000
November 2018	$—	—	$—	—	$34.50	5,000
March 2023	$30.70	1,500	$30.70	1,500	$30.70	3,750
August 2023	$—	—	$14.50	5,000	$14.50	5,000
September 2023	$—	—	$—	—	$18.60	250
March 2024	$—	—	$10.00	2,400	$10.00	2,400
March 2024	$10.10	15,900	$10.10	56,150	$10.10	88,385
Outstanding at December 31	$11.88	17,400	$10.91	65,050	$16.88	163,270

Schedule of major components of income taxes are broken down
The major components of income taxes are broken down as follows:

	Years Ended December 31,
(in € thousands)	2019	2018	2017
Current income tax	(1,577)	(219)	(67)
Current income tax expenses (-) / benefit (+)	(1,521)	(155)	(57)
Adjustments for current income tax from prior periods	(56)	(64)	(10)
Deferred tax	5,167	(592)	787
Deferred taxes from the origination and reversal of temporary differences	4,610	(531)	(8)
Deferred taxes on tax loss and credit carryforwards	557	(61)	795
Total	3,590	(811)	720

Schedule of based on the consolidated income before taxes reconciliation of the effective tax expense
Based on the consolidated loss before taxes, the reconciliation of income tax benefit (expense) is the following:

	Years Ended December 31,
(in € thousands)	2019	2018 (1)	2017 (1)
Loss before tax	(18,764)	(3,069)	(7,766)
Tax rate of the Group in %	30%	30%	32%
Expected tax expense (-) / benefit (+)	5,662	926	2,485
Tax effect of:
Differences in applicable tax rate	(402)	229	(108)
Recognition of previously unrecognized tax losses	4,239	850	573
Current year losses for which no deferred tax is recognized	(5,876)	(1,997)	(2,009)
Share-based compensation arrangements	984	(263)	(139)
Non-deductible expenses for tax purposes	(177)	4	(5)
Taxes from prior years	(1,129)	(604)	(10)
Tax rate changes	—	167	—
Trade tax additions and deductions	(31)	(53)	(29)
Tax credits	387	—	—
Other	(67)	(70)	(38)
Income tax benefit (expense)	3,590	(811)	720

(1) Comparative figures for the years ended December 31, 2018 and 2017 were restated for errors. For further information, see Note 8.4.

Schedule of deferred tax assets and liabilities
As of December 31, 2019 and 2018, the following deferred tax assets and liabilities were recognized:

	December 31,
(in € thousands)	2019	2018
Deferred tax assets (DTA)	15,767	10,482
Deferred tax liabilities (DTL)	3,054	1,132

Schedule of breakdown of deferred tax assets and liabilities is presented
A breakdown of deferred tax assets and liabilities is presented in the following table:

	2019		2018
(in € thousands)	DTA	DTL	DTA	DTL
Intangible assets	422	26,965	—	2,439
Property, plant and equipment	131	188	—	—
Receivables and other assets	78	68	202	—
Compensation accruals	725	—	—	—
Cash	148	—	73	—
Liabilities	553	178	17	19
Provisions	20	—	4	—
Contract liabilities	1,098	—	—	—
Other	238	—	—	—
Interest rate carryforward	378	—	—	—
Income tax credits	6,532	—	—	—
Tax loss carryforwards	29,789	—	11,512	—
Total, gross	40,112	27,399	11,808	2,458
Set off of deferred tax	24,345	24,345	1,326	1,326
Total, net	15,767	3,054	10,482	1,132

Schedule of profit (loss) attributable to ordinary shareholders (basic)

	Years Ended December 31,
(in € thousands, except per share amounts)	2019	2018 (1)	2017 (1)
Net loss	€(15,174)	€(3,880)	€(7,046)
Weighted average shares outstanding - basic and diluted	1,976	1,296	230
Net loss per share - basic and diluted	€(7.68)	€(2.99)	€(30.63)

(1) Comparative figures for the years ended December 31, 2018 and 2017 were restated for errors. For further information, see Note 8.4.

Affinitas GmbH
Consolidated Income Statement [Line Items]
Schedule of options outstanding at the end of the period have the following expiry dates and exercise prices
The movements in the number of Options outstanding and their related weighted average exercise prices (in €) are as follows:

	2018		2017
	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options
Outstanding at January 1	€1,019	6,166	€1,014	5,454
Granted during the year	€—	—	€1,091	932
Forfeited during the year	€—	—	€1,091	(28)
Settled during the year	€1,019	(6,166)	€1,228	(192)
Outstanding at December 31	€—	—	€1,019	6,166

Schedule of expiry dates and exercise prices
Options outstanding at the end of the period have the following expiry dates and exercise prices (in €):

	2017
Expiry date	Exercise Price	Number of Options
Not defined (grant in 2013)	€1	1,170
September - October 2025	€917	825
September - October 2025	€1,376	825
September - October 2025	€1,835	550
January - July 2026	€917	550
January - July 2026	€1,091	404
May 2026	€1,376	550
May 2026	€1,835	360
January - April 2027	€1,091	932
Outstanding at December 31		6,166

Schedule of fair values and the inputs used in the measurement of the fair values of these equity-settled options
The fair values and the inputs used in the measurement of the fair values of these equity-settled Options at the date of grant are summarized below:

2017
Share price M&A Scenario (€)	551
Share price IPO Scenario (€)	1,489
Weighted average option exercise price (€)	1,091
Volatility	37.2%
Expected life	2.8 - 3.8 years
Dividend yield	—%
Risk-free rate	(0.653)%
Weighted-average option fair value (€)	520
Fair value per Option (€)	481 - 572

Spark Networks SE
Consolidated Income Statement [Line Items]
Schedule of options outstanding at the end of the period have the following expiry dates and exercise prices
Options outstanding at the end of the period have the following expiry dates and weighted average exercise prices (in $):

	2019		2018		2017
	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Exercise Price	Number of Options
Outstanding at January 1	$11.96	1,293,070	$10.62	908,608	$—	—
Granted during the year	$9.04	195,000	$14.47	513,026	$10.62	908,608
Forfeited during the year	$10.81	(190,974)	$12.49	(128,564)	$—	—
Exercised during the year	$10.23	(636,492)	$—	—	$—	—
Repurchased during the year	$14.63	(315,526)	$—	—	$—	—
Outstanding at December 31	$11.70	345,078	$11.96	1,293,070	$10.62	908,608

	2019		2018		2017
Expiry date	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Exercise Price	Number of Options
December 2024	$10.62	223,515	$10.62	840,044	$10.62	908,608
April 2025	$14.63	96,563	$14.63	433,026	$—	—
June 2025	$11.51	10,000	$11.51	10,000	$—	—
January 2026	$—	—	$9.38	10,000	$—	—
March 2026	$9.06	15,000	$—	—	$—	—
Outstanding at December 31	$11.70	345,078	$11.96	1,293,070	$10.62	908,608
Exercisable at December 31	$11.33	251,605	$10.62	297,474	$—	—

Schedule of expiry dates and exercise prices
Options outstanding at the end of the period have the following expiry dates and weighted average exercise prices (in $):

	2019		2018		2017
	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Exercise Price	Number of Options
Outstanding at January 1	$11.96	1,293,070	$10.62	908,608	$—	—
Granted during the year	$9.04	195,000	$14.47	513,026	$10.62	908,608
Forfeited during the year	$10.81	(190,974)	$12.49	(128,564)	$—	—
Exercised during the year	$10.23	(636,492)	$—	—	$—	—
Repurchased during the year	$14.63	(315,526)	$—	—	$—	—
Outstanding at December 31	$11.70	345,078	$11.96	1,293,070	$10.62	908,608

	2019		2018		2017
Expiry date	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Exercise Price	Number of Options
December 2024	$10.62	223,515	$10.62	840,044	$10.62	908,608
April 2025	$14.63	96,563	$14.63	433,026	$—	—
June 2025	$11.51	10,000	$11.51	10,000	$—	—
January 2026	$—	—	$9.38	10,000	$—	—
March 2026	$9.06	15,000	$—	—	$—	—
Outstanding at December 31	$11.70	345,078	$11.96	1,293,070	$10.62	908,608
Exercisable at December 31	$11.33	251,605	$10.62	297,474	$—	—

Schedule of fair values and the inputs used in the measurement of the fair values of these equity-settled options
The fair values and the inputs used in the measurement of the fair values of these equity-settled Options at the date of grant and at the date of replacement of Spark Networks 2017 VSOP Options with Spark Networks 2018 VSOP Options are summarized below:

	2019	2018	2017
Share price ($)	8.59 - 9.49	9.47 - 14.63	10.21
Exercise price ($)	8.99 - 9.06	9.38 - 14.63	10.62
Option life (months)	85	85	48.5
Volatility	37.1 - 38.4%	36.4 - 38.2%	55%
Dividend yield	—%	—%	—%
Risk-free rate	2.56 - 2.57%	2.67 - 2.84%	1.98%
Fair value per Option ($)	4.18 - 4.79	4.82 - 7.38	3.87
Fair value per Option (€)	3.68 - 4.25	4.25 - 5.99	3.27

Other Income
Consolidated Income Statement [Line Items]
Schedule of other income
For the years ended December 31, 2019, 2018 and 2017, other income was as follows:

(in € thousands)	2019	2018	2017
Gain realized upon sublease commencement	1,259	—	—
Other income	299	240	54
Total other income	1,558	240	54

Sales and marketing expenses
Consolidated Income Statement [Line Items]
Schedule of different types of expenses
For the years ended December 31, 2019, 2018 and 2017, the following table shows the types of expenses recorded as sales and marketing:

(in € thousands)	2019	2018	2017
Personnel	3,865	3,183	2,921
Depreciation and amortization	745	1,176	1,723
Impairment of intangible assets	703	—	—
Third party services	414	209	—
Other	242	271	705
Office expenses	139	99	191
Total sales and marketing expenses	6,108	4,938	5,540

Customer service expenses
Consolidated Income Statement [Line Items]
Schedule of different types of expenses
For the years ended December 31, 2019, 2018 and 2017, the following table shows the types of expenses recorded as customer service:

(in € thousands)	2019	2018	2017
Personnel	2,766	2,459	2,153
Third party services	3,218	1,773	1,589
Office expenses	339	241	146
Depreciation and amortization	486	107	62
Other	21	46	21
Total customer service expenses	6,830	4,626	3,971

Technical operations and development expenses
Consolidated Income Statement [Line Items]
Schedule of different types of expenses
For the years ended December 31, 2019, 2018 and 2017, the following table shows the types of expenses recorded as technical operations and development:

(in € thousands)	2019	2018	2017
Personnel	12,341	6,386	5,712
Depreciation and amortization	5,370	2,224	1,259
Data processing costs	4,220	832	1,364
Office expenses	374	252	166
Other	420	68	63
Capitalized development costs	(3,292)	(2,567)	(2,136)
Total technical operations and development expenses	19,433	7,195	6,428

General and administrative expenses
Consolidated Income Statement [Line Items]
Schedule of different types of expenses
The following table shows the different types of expenses allocated to general and administrative expenses:

(in € thousands)	2019	2018	2017
Personnel costs	7,938	7,447	4,120
Legal, consulting, bookkeeping and auditing costs	9,429	3,600	6,084
Provisions for bad debts, write-offs, and uncollectible amounts	385	1,203	4,102
Goodwill impairment	—	3,324	—
Third party services	1,844	860	319
Licenses	1,577	798	24
Depreciation and amortization	1,082	49	34
Insurance	880	640	214
Office expenses	429	499	264
Recruiting costs	127	458	323
Travel costs	721	361	233
Other expenses	428	301	374
Total general and administrative expenses	24,840	19,540	16,091